Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Discontinued Operations [Abstract]
Loss for the deconsolidation			¥ 261,267
Impairment loss on goodwill	¥ 419,805	$ 60,938	84,730	¥ 68,723
Cash invested into continuing operations				271,577
Cash redeemed from continuing operations			192,373
Cash received from continuing operations				¥ 1,641,732
Cash repaid to continuing operations			¥ 111,668